Document and Entity Information	0 Months Ended
Jun. 21, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jun 21, 2013
Registrant Name	SENTINEL GROUP FUNDS INC
Central Index Key	0000225843
Amendment Flag	false
Document Creation Date	Jun 21, 2013
Document Effective Date	Jun 21, 2013
Prospectus Date	Mar 30, 2013
Sentinel Balanced Fund | Class A
Risk/Return:
Trading Symbol	SEBLX
Sentinel Balanced Fund | Class C
Risk/Return:
Trading Symbol	SBACX
Sentinel Balanced Fund | CLASS I
Risk/Return:
Trading Symbol	SIBLX
Sentinel Conservative Strategies Fund | Class A
Risk/Return:
Trading Symbol	SECMX
Sentinel Conservative Strategies Fund | Class C
Risk/Return:
Trading Symbol	SMKCX
Sentinel Conservative Strategies Fund | Class I
Risk/Return:
Trading Symbol	SCSIX
Sentinel Total Return Bond Fund | Class A
Risk/Return:
Trading Symbol	SATRX
Sentinel Total Return Bond Fund | Class C
Risk/Return:
Trading Symbol	SCTRX
Sentinel Total Return Bond Fund | Class I
Risk/Return:
Trading Symbol	SITRX

Sentinel Balanced Fund
Sentinel Balanced Fund

The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated June 21, 2013

to the Prospectus dated March 30, 2013, as supplemented to date

Sentinel Balanced Fund

Effective immediately, the disclosure in the sections of the Prospectus relating to the investment strategies of the Sentinel Balanced Fund is modified as stated below.

Fund Summaries - Sentinel Balanced Fund - Principal Investment Strategies .

The fifth paragraph in this section of the Prospectus is hereby modified to read in its entirety as follows:

The Fund may attempt to hedge various risks, such as interest rate, credit and currency risk, using derivative instruments (e.g., exchange-traded futures and options, and other derivatives such as swaps, options on swaps, and caps and floors), and may use derivative instruments for other investment purposes, such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.

Label	Element	Value
Sentinel Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000225843_SupplementTextBlock

The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated June 21, 2013

to the Prospectus dated March 30, 2013, as supplemented to date

Sentinel Balanced Fund

Effective immediately, the disclosure in the sections of the Prospectus relating to the investment strategies of the Sentinel Balanced Fund is modified as stated below.

Risk/Return [Heading]	rr_RiskReturnHeading	Sentinel Balanced Fund
Strategy [Heading]	rr_StrategyHeading	Fund Summaries - Sentinel Balanced Fund - Principal Investment Strategies .
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fifth paragraph in this section of the Prospectus is hereby modified to read in its entirety as follows:

The Fund may attempt to hedge various risks, such as interest rate, credit and currency risk, using derivative instruments (e.g., exchange-traded futures and options, and other derivatives such as swaps, options on swaps, and caps and floors), and may use derivative instruments for other investment purposes, such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.

Sentinel Conservative Strategies Fund
Sentinel Conservative Strategies Fund

The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated June 21, 2013

to the Prospectus dated March 30, 2013, as supplemented to date

Sentinel Conservative Strategies Fund

Effective immediately, the disclosure in the sections of the Prospectus relating to the investment strategies and management of the Sentinel Conservative Strategies Fund is modified as stated below.

Fund Summaries - Sentinel Conservative Strategies Fund - Principal Investment Strategies.

The fourth paragraph in this section of the Prospectus is modified to read in its entirety as follows:

The Fund may attempt to hedge various risks, such as interest rate, equity, credit and currency risk, using derivative instruments (e.g., exchange-traded futures and options, and other derivatives such as swaps, options on swaps, and caps and floors), and may use derivative instruments for other investment purposes, such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.

Label	Element	Value
Sentinel Conservative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000225843_SupplementTextBlock

The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated June 21, 2013

to the Prospectus dated March 30, 2013, as supplemented to date

Sentinel Conservative Strategies Fund

Effective immediately, the disclosure in the sections of the Prospectus relating to the investment strategies and management of the Sentinel Conservative Strategies Fund is modified as stated below.

Risk/Return [Heading]	rr_RiskReturnHeading	Sentinel Conservative Strategies Fund
Strategy [Heading]	rr_StrategyHeading	Fund Summaries - Sentinel Conservative Strategies Fund - Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fourth paragraph in this section of the Prospectus is modified to read in its entirety as follows:

The Fund may attempt to hedge various risks, such as interest rate, equity, credit and currency risk, using derivative instruments (e.g., exchange-traded futures and options, and other derivatives such as swaps, options on swaps, and caps and floors), and may use derivative instruments for other investment purposes, such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.

Sentinel Total Return Bond Fund
Sentinel Total Return Bond Fund

The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated June 21, 2013

to the Prospectus dated March 30, 2013, as supplemented to date

Sentinel Total Return Bond Fund

Effective immediately, the disclosure in the sections of the Prospectus relating to the investment strategies of the Sentinel Total Return Bond Fund is modified as stated below.

Fund Summaries - Sentinel Total Return Bond Fund - Principal Investment Strategies.

The first sentence in the first paragraph of this section of the Prospectus is hereby modified to read in its entirety as follows:

The Fund seeks to achieve its investment objective by investing in fixed-income securities and in related derivatives, such as interest rate, credit, equity and foreign currency derivatives (futures, options, swaps, options on swaps, and caps and floors).

The first sentence in the fourth paragraph of this section of the Prospectus that begins with “The Fund may use derivative instruments (e.g., exchange-traded derivatives such as . . . .) . . .” is hereby modified to read in its entirety as follows:

The Fund may use derivative instruments (e.g., exchange-traded derivatives such as futures and options, and other derivatives such as swap agreements, options on swaps and interest rate caps and floors) in order to hedge various risks, such as interest rate, credit and currency risk.

Label	Element	Value
Sentinel Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000225843_SupplementTextBlock

The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated June 21, 2013

to the Prospectus dated March 30, 2013, as supplemented to date

Sentinel Total Return Bond Fund

Effective immediately, the disclosure in the sections of the Prospectus relating to the investment strategies of the Sentinel Total Return Bond Fund is modified as stated below.

Risk/Return [Heading]	rr_RiskReturnHeading	Sentinel Total Return Bond Fund
Strategy [Heading]	rr_StrategyHeading	Fund Summaries - Sentinel Total Return Bond Fund - Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The first sentence in the first paragraph of this section of the Prospectus is hereby modified to read in its entirety as follows:

The Fund seeks to achieve its investment objective by investing in fixed-income securities and in related derivatives, such as interest rate, credit, equity and foreign currency derivatives (futures, options, swaps, options on swaps, and caps and floors).

The first sentence in the fourth paragraph of this section of the Prospectus that begins with “The Fund may use derivative instruments (e.g., exchange-traded derivatives such as . . . .) . . .” is hereby modified to read in its entirety as follows:

The Fund may use derivative instruments (e.g., exchange-traded derivatives such as futures and options, and other derivatives such as swap agreements, options on swaps and interest rate caps and floors) in order to hedge various risks, such as interest rate, credit and currency risk.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 30, 2013